Other general administrative expenses - Breakdown of other general administrative expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other General Administrative Expense
Property, fixtures and supplies	€ 827	€ 975	€ 1,968
Technology and systems	2,119	2,161	1,550
Technical reports	672	677	707
Advertising	523	685	646
Taxes other than income tax	537	522	557
Communications	473	518	527
Surveillance and cash courier services	325	416	405
Per diems and travel expenses	73	226	225
Insurance premiums	88	86	76
Other administrative expenses	1,900	1,872	1,828
Other general administrative expenses	€ 7,537	€ 8,138	€ 8,489